10. INCOME AND SOCIAL CONTRIBUTION TAXES (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Tax loss carryforwards (corporate income tax)		R$ 1,785,027	R$ 1,723,991
Negative calculation basis (social contribution tax)		682,175	652,418
Temporary differences
Temporary differences - assets		3,707,108	3,492,755
Temporary differences - liabilities		(1,877,048)	(2,038,877)
Total Assets		1,915,370	1,519,652
Total Liabilities		(85,310)	(65,774)
Total deferred tax		1,830,060	1,453,878	R$ 1,214,063
Provisions For Tax, Civil and Labor Risks [Member]
Temporary differences
Temporary differences - assets		477,538	322,987
Suspended Collection Taxes [Member]
Temporary differences
Temporary differences - assets		31,069	22,945
Expected Credit Losses [Member]
Temporary differences
Temporary differences - assets		135,374	133,486
Provision For Property, Plant And Equipment Losses [Member]
Temporary differences
Temporary differences - assets			37,110
Provision For Losses On Tax Credits [Member]
Temporary differences
Temporary differences - assets		60,771	62,670
Provision For Other Obligations [Member]
Temporary differences
Temporary differences - assets		93,619	106,869
Employees' Profit Sharing [Member]
Temporary differences
Temporary differences - assets		66,166
Provision For Inventory Losses [Member]
Temporary differences
Temporary differences - assets		18,718	39,508
Employees' Benefits Plan [Member]
Temporary differences
Temporary differences - assets		202,228	137,484
Difference On Tax X Accounting Basic For Leases [Member]
Temporary differences
Temporary differences - assets		37,492	4,743
Unrealized Losses On Derivatives [Member]
Temporary differences
Temporary differences - assets			30,494
Business Combination [Member] | Sadia S.A. [Member]
Temporary differences
Temporary differences - assets	[1]		84,587
Temporary differences - liabilities	[1]	(640,318)	(724,015)
Other Temporary Differences [Member]
Temporary differences
Temporary differences - assets		116,931	133,463
Temporary differences - liabilities		(33,154)	(40,589)
Unrealized Fair Value Gains [Member]
Temporary differences
Temporary differences - liabilities		(11,998)	(101,400)
Difference On Tax X Accounting Basis For Goodwill Amortization [Member]
Temporary differences
Temporary differences - liabilities		(319,592)	(318,454)
Difference On Tax X Accounting Basis For Depreciation (Useful Life) [Member]
Temporary differences
Temporary differences - liabilities		(802,844)	(754,094)
Other - Exchange Rate Variation [Member]
Temporary differences
Temporary differences - liabilities		R$ (69,142)	R$ (100,325)

[1]	The deferred tax asset on the Sadia business combination was recorded on the amortization difference between the accounting and tax goodwill calculated on the purchase price allocation date. The deferred tax liability on the Sadia business combination is substantially represented by the allocation of goodwill to property, plant and equipment, brands and contingent liabilities.